Intangible Assets and Contract Liabilities (Tables)	6 Months Ended
Jun. 30, 2022
Intangible Assets and Contract Liabilities
Schedule of intangible assets

	Above market	Above market
	time charter	time charter	Total
(U.S. Dollars in thousands)	Tordis Knutsen	Vigdis Knutsen	intangibles
Intangibles, December 31, 2020	$305	$376	$681
Amortization for the period	(305)	(301)	(606)
Intangibles, December 31, 2021	$—	$75	$75
Amortization for the period	—	(75)	(75)
Intangibles, June 30, 2022	$—	$—	$—

Schedule of contract liabilities

		Amortization for		Amortization for
	Balance as of	the year ended	Balance as of	the six Months	Balance as of
	December 31,	December 31,	December 31,	ended June 30,	June 30,
(U.S. Dollars in thousands)	2020	2021	2021	2022	2022
Contract liabilities:
Unfavourable contract rights	$(3,686)	$1,517	$(2,169)	$759	$(1,410)
Total amortization income		$1,517		$759

Schedule of expected amortization of contract liabilities

(U.S. Dollars in thousands)
Remainder of 2022	$759
2023	651
2024	—
2025	—
2026	—
2027	—
Total	$1,410